LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey  08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

June 20, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

TCG Financial Series Trust VIII (the “Trust”)(File No. 333-***** and 811-22833), on behalf of TCG Government Money Market Fund VIII (the “Fund”), a series of the Trust

Dear Sir or Madam:

Transmitted for filing is the Registration Statement on Form N-1A for the Fund. Pursuant to Securities Act Release number 33-7331, no fees are being paid with these filings.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ C. Richard Ropka, Esquire

C. Richard Ropka, Esquire

CRR/ab

cc. Jorge H. Coloma

     Vivian Coloma